ACQUISITION OF CARIBOO COPPER CORPORATION - Disclosure of detailed information in purchase consideration (Details) - Cariboo Copper Corp [Member] $ in Thousands	Mar. 15, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Fixed instalments payable	$ 51,387
Contingent performance payments	28,010
Total fair value of consideration payable	$ 79,397